Deferred Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Deferred Income Tax (Abstract)
Schedule of reconciliation of total tax recovery
	2022 $	2021 $	2020 $

Loss before income taxes	(37,991)	(36,589)	(26,059)

Income tax rate	28.50%	28.50%	28.50%

	(10,827)	(10,428)	(7,427)
Effect on income taxes of:
Non-deductible share-based compensation	600	650	343
Unrecognized temporary differences	10,192	9,749	7,055
Other non-deductible items	21	29	29
Income tax based on rates different from the Canadian tax rate	14	–	–

Income tax recovery	–	–	–

Schedule of deferred income tax
	2022	2021	2020
	$	$	$
(Recast – note 2)
Deferred income tax liabilities:
Intangibles	–	–	–

Deferred income tax assets:
Non-capital losses	–	–	–

Net deferred income tax liability	–	–	–

Schedule of balance of temporary differences for deferred income tax asset recognized
	2022 $	2021 $	2020 $
			(Recast – note 2)

Non-capital losses	126,022	108,935	82,124
SR&ED expenditures	45,672	39,072	29,460
Non-refundable investment tax credits	7,481	5,189	5,053
Deductible share issuance costs	3,114	4,829	3,151
Long-term debt	26,697	18,248	6,707
Lease obligation	319	395	272
Property and equipment	592	78	(178)

Schedule of non-capital losses
$

For the year ending December 31, 2025	738
2026	812
2027	1,085
2028	1,307
2029	487
2030	1,949
2031	3,758
2032	3,034
2033	3,248
2034	2,717
2035	4,141
2036	3,787
2037	7,020
2038	9,922
2039	12,941
2040	17,998
2041	20,486
2042	30,592
126,022